Schedule of Investments (unaudited) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.0%

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(a)(b)		1,075,282,733	$10,753

Energy Equipment & Services — 0.0%
McDermott International, Inc.(b)		12,276	712

Health Care Management Services — 0.0%
New Millennium HoldCo, Inc.(b)		10,718	589

Media — 0.0%
Adelphia Communications Corp., Class A(a)(b)(c)		400,000	4
Adelphia Recovery Trust(b)		396,568	753

			757

Metals & Mining — 0.0%
Ameriforge Group, Inc.		1,664	83,200
Preferred Proppants LLC(a)		14,576	58,304

			141,504

Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.(b)		1,707	8,655

Software — 0.0%
Avaya Holdings Corp.(b)		40	324

Total Common Stocks — 0.0% (Cost — $12,497,579)			163,294

Security		Par (000)	Value

Asset-Backed Securities — 0.3%
ALM XIV Ltd., Series 2020-1A, Class A2, (3 mo. LIBOR US + 1.85%), 3.36%, 10/15/29(d)(e)	USD	500	425,602
Gulf Stream Meridian Ltd., Series 2020-IA(a)(d)(e):
Class A1, (3 mo. LIBOR US + 1.37%), 1.64%, 04/15/33		750	749,175
Class B, (3 mo. LIBOR US + 2.00%), 3.64%, 04/15/33		250	249,600

Total Asset-Backed Securities — 0.3% (Cost — $1,500,000)			1,424,377

Corporate Bonds — 14.0%

Aerospace & Defense — 0.7%
Arconic, Inc., 5.13%, 10/01/24		241	237,988
Bombardier, Inc.(d):
6.13%, 01/15/23		664	468,120
7.50%, 12/01/24		58	39,150
7.50%, 03/15/25		73	52,159
7.88%, 04/15/27		40	26,694

Security		Par (000)	Value
Aerospace & Defense (continued)
Global Aircraft Leasing Co. Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 09/15/24(d)(f)	USD	44	$28,201
Signature Aviation US Holdings, Inc.(d):
5.38%, 05/01/26		42	40,635
4.00%, 03/01/28		229	206,741
TransDigm UK Holdings PLC, 6.88%, 05/15/26		493	458,490
TransDigm, Inc., 6.25%, 03/15/26(d)		1,453	1,447,551
Wolverine Escrow LLC, 9.00%, 11/15/26(d)		231	187,687

			3,193,416

Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75%, 09/15/24		153	140,716
6.38%, 12/15/25		3	2,835
5.25%, 05/15/27		138	127,477
NM Holdings Co. LLC, Series B, 9.50%, 07/01/05(a)(b)(c)		5,125	1
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.:
4.38%, 05/15/26	EUR	134	122,664
6.25%, 05/15/26(d)	USD	122	115,290
Tesla, Inc., 5.30%, 08/15/25(d)		104	97,500
Venture Holdings Co. LLC, 12.00%, 06/01/09(a)(b)(c)		5,150	1

			606,484

Banks — 0.0%
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25	EUR	100	91,538
Banco Espirito Santo SA(b)(c):
2.63%, 05/08/17		100	17,646
4.75%, 01/15/21		200	35,293
4.00%, 01/21/21		100	17,646

			162,123

Building Products — 0.2%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(d)	USD	35	31,588
CPG Merger Sub LLC, 8.00%, 10/01/21(d)		446	432,799
Masonite International Corp., 5.38%, 02/01/28(d)		198	194,594
Standard Industries, Inc.(d):
5.50%, 02/15/23		2	1,930

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
Standard Industries, Inc.(d) (continued):
6.00%, 10/15/25	USD	238	$233,906

			894,817

Capital Markets — 0.0%
LABL Escrow Issuer LLC, 6.75%, 07/15/26(d)		116	106,720

Chemicals — 0.4%
Ashland Services BV, 2.00%, 01/30/28	EUR	100	95,676
Atotech Alpha 2 BV, (8.75% Cash or 9.50% PIK), 8.75%, 06/01/23(d)(f)	USD	400	360,000
Atotech Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(d)		636	585,915
Blue Cube Spinco LLC:
9.75%, 10/15/23		133	138,154
10.00%, 10/15/25		283	298,593
GCP Applied Technologies, Inc., 5.50%, 04/15/26(d)		134	124,620
Monitchem HoldCo 3 SA, 5.25%, 03/15/25	EUR	100	91,541
PQ Corp., 5.75%, 12/15/25(d)	USD	307	276,300
Valvoline, Inc., 4.25%, 02/15/30(d)		128	119,987

			2,090,786

Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(d)		72	67,853
Core & Main LP, 6.13%, 08/15/25(d)		273	253,890
Summer BC Holdco B Sarl, 5.75%, 10/31/26	EUR	100	91,761
United Rentals North America, Inc., 5.88%, 09/15/26	USD	46	46,589

			460,093

Communications Equipment — 0.1%
ViaSat, Inc., 5.63%, 04/15/27(d)		358	353,525

Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 8.50%, 07/15/25(d)		314	246,553
PulteGroup, Inc., 7.88%, 06/15/32		23	25,300
SPIE SA, 2.63%, 06/18/26	EUR	100	98,323
SRS Distribution, Inc., 8.25%, 07/01/26(d)	USD	258	196,080

			566,256

Construction Materials — 0.2%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/28(d)		156	141,960
Core & Main Holdings LP, (8.625% Cash or 9.38% PIK), 8.63%, 09/15/24(d)(f)		336	307,440
HD Supply, Inc., 5.38%, 10/15/26(d)		219	212,894

Security		Par (000)	Value

Construction Materials (continued)
Williams Scotsman International, Inc., 6.88%, 08/15/23(d)	USD	531	$483,210

			1,145,504

Consumer Discretionary — 0.1%
Dun & Bradstreet Corp., 6.88%, 08/15/26(d)		312	324,480

Consumer Finance — 0.6%
Husky III Holding Ltd., (13.00% PIK), 13.00%, 02/15/25(d)(f)		473	347,409
Navient Corp.:
7.25%, 09/25/23		5	4,850
6.13%, 03/25/24		96	88,800
5.88%, 10/25/24		180	165,600
5.00%, 03/15/27		20	17,194
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	100	109,187
4.50%, 05/15/26(d)		855	933,549
6.25%, 05/15/26(d)	USD	15	15,488
Springleaf Finance Corp., 5.38%, 11/15/29		114	104,310
Verscend Escrow Corp., 9.75%, 08/15/26(d)		1,072	1,069,985

			2,856,372

Containers & Packaging — 0.4%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(d)(f)		641	550,555
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 08/15/26(d)		200	199,000
4.75%, 07/15/27	GBP	100	113,342
OI European Group BV, 2.88%, 02/15/25	EUR	100	102,128
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 07/15/24(d)	USD	223	226,624
Trivium Packaging Finance BV, 8.50%, 08/15/27(d)		814	818,070

			2,009,719

Diversified Consumer Services — 0.1%
APX Group, Inc., 7.88%, 12/01/22		163	153,275
Ascend Learning LLC, 6.88%, 08/01/25(d)		558	541,260

			694,535

Diversified Financial Services — 0.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26(d)		792	778,140
Altice France Holding SA:
8.00%, 05/15/27(i)	EUR	200	231,596

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Altice France Holding SA (continued):
10.50%, 05/15/27(d)	USD	1,761	$1,857,855
6.00%, 02/15/28(d)		272	239,273
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	100	106,821
Citigroup, Inc., Series V, (Secured Overnight Financing Rate + 3.23%), 4.70%(g)(h)	USD	410	351,206
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(d)		200	199,000
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(f)	EUR	100	91,680
Murphy Oil USA, Inc., 4.75%, 09/15/29	USD	119	111,562
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(d)		211	193,078
VZ Vendor Financing BV, 2.50%, 01/31/24	EUR	100	103,893

			4,264,104

Diversified Telecommunication Services — 0.4%
CenturyLink, Inc.:
5.13%, 12/15/26(d)	USD	638	638,000
Series P, 7.60%, 09/15/39		177	171,690
Oi SA, (10.00% Cash or 12.00% PIK), 10.00%, 07/27/25(f)		20	13,650
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	100	101,058
4.00%, 09/19/29		100	88,214
Telecom Italia Capital SA:
6.38%, 11/15/33	USD	58	58,870
6.00%, 09/30/34		479	474,210
7.20%, 07/18/36		14	14,490
7.72%, 06/04/38		51	53,918
Telecom Italia SpA:
5.30%, 05/30/24(d)		314	315,589
2.75%, 04/15/25	EUR	100	103,397
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(d)	USD	131	125,079

			2,158,165

Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Term Loan, 1.00%, 11/10/20(a)(b)(c)(e)		2,375	—

Energy Equipment & Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(d)		107	75,981
Gates Global LLC/Gates Global Co., 6.25%, 01/15/26(d)		280	247,800
USA Compression Partners LP/USA Compression Finance Corp.:
6.88%, 04/01/26		344	215,000

Security		Par (000)	Value

Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp. (continued):
6.88%, 09/01/27	USD	254	$157,480

			696,261

Environmental, Maintenance, & Security Service — 0.1%
Tervita Corp., 7.63%, 12/01/21(d)		380	266,000

Equity Real Estate Investment Trusts (REITs) — 0.3%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26(d)		128	103,857
GLP Capital LP/GLP Financing II, Inc.:
5.25%, 06/01/25		90	83,250
5.38%, 04/15/26		80	70,912
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
4.50%, 09/01/26		139	115,370
4.50%, 01/15/28		520	442,000
MPT Operating Partnership LP/MPT Finance Corp., 4.63%, 08/01/29		329	305,970
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(d)		664	498,000

			1,619,359

Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/01/29(d)		356	324,807

Food & Staples Retailing — 0.1%
Kraft Heinz Foods Co., 4.63%, 10/01/39(d)		88	78,807
Post Holdings, Inc., 4.63%, 04/15/30(d)		268	256,610

			335,417

Food Products — 0.4%
Aramark Services, Inc., 5.00%, 02/01/28(d)		23	21,404
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25(d)		454	413,140
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(d)		118	125,727
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d):
6.50%, 04/15/29		311	333,610
5.50%, 01/15/30		37	38,203
Kraft Heinz Foods Co.:
5.00%, 07/15/35		100	99,421
6.88%, 01/26/39		164	187,587
6.50%, 02/09/40		125	136,396
5.20%, 07/15/45		101	97,101
4.38%, 06/01/46		217	195,477

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Food Products (continued)
Kraft Heinz Foods Co. (continued):
4.88%, 10/01/49(d)	USD	208	$189,127
Simmons Foods, Inc., 7.75%, 01/15/24(d)		174	174,000

			2,011,193

Health Care Equipment & Supplies — 0.3%
Avantor, Inc.(d):
6.00%, 10/01/24		911	954,455
9.00%, 10/01/25		192	202,118
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(d)		187	176,715

			1,333,288

Health Care Providers & Services — 0.9%
AHP Health Partners, Inc., 9.75%, 07/15/26(d)		200	173,070
Centene Corp.(d):
5.38%, 08/15/26		117	119,340
4.25%, 12/15/27		285	279,300
3.38%, 02/15/30		145	134,850
CHS/Community Health Systems, Inc.(d):
8.63%, 01/15/24		367	362,299
6.63%, 02/15/25		205	189,625
8.00%, 03/15/26		505	479,750
Encompass Health Corp., 5.75%, 11/01/24		69	69,324
HCA, Inc., 3.50%, 09/01/30		528	479,008
LifePoint Health, Inc., 4.38%, 02/15/27(d)		135	127,170
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(d)		388	337,583
Polaris Intermediate Corp., (8.50% Cash or 9.25% PIK), 8.50%, 12/01/22(d)(f)		302	233,669
Radiology Partners, Inc., 9.25%, 02/01/28(d)		98	84,843
Surgery Center Holdings, Inc.(d):
6.75%, 07/01/25		145	104,400
10.00%, 04/15/27		220	154,000
Team Health Holdings, Inc., 6.38%, 02/01/25(d)		103	38,141
Tenet Healthcare Corp.(d):
4.88%, 01/01/26		582	554,355

Security		Par (000)	Value

Health Care Providers & Services (continued)
Tenet Healthcare Corp.(d) (continued):
5.13%, 11/01/27	USD	385	$366,713

			4,287,440

Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(d)		229	210,680

Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC/New Red Finance, Inc., 4.38%, 01/15/28(d)		218	201,410
Cedar Fair LP, 5.25%, 07/15/29(d)		101	85,345
Golden Nugget, Inc., 6.75%, 10/15/24(d)		791	498,243
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/30		484	411,400
Las Vegas Sands Corp.:
3.50%, 08/18/26		31	28,355
3.90%, 08/08/29		20	17,237
Lions Gate Capital Holdings LLC(d):
6.38%, 02/01/24		26	22,880
5.88%, 11/01/24		21	17,955
MGM Resorts International, 5.75%, 06/15/25		73	65,335
Scientific Games International, Inc.(d):
5.00%, 10/15/25		82	71,340
8.25%, 03/15/26		837	535,772
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32	GBP	100	138,906
Yum! Brands, Inc.:
7.75%, 04/01/25(d)	USD	232	243,600
4.75%, 01/15/30(d)		182	171,080
5.35%, 11/01/43		14	11,900

			2,520,758

Household Durables — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.88%, 02/15/30(d)		237	180,049
Lennar Corp., 5.25%, 06/01/26		143	145,503
Mattamy Group Corp., 4.63%, 03/01/30(d)		102	87,720
PulteGroup, Inc., 5.00%, 01/15/27		44	43,903
Tempur Sealy International, Inc., 5.50%, 06/15/26		2	1,750

			458,925

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.:
5.75%, 01/15/25		31	28,675
5.25%, 06/01/26(d)		100	95,000
4.50%, 02/15/28(d)		5	4,846
5.13%, 03/15/28(d)		679	624,680

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc., 6.63%, 01/15/27	USD	56	$58,240
TerraForm Power Operating LLC, 4.75%, 01/15/30(d)		125	121,250

			932,691

Insurance — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(d)		486	455,091
Assicurazioni Generali SpA (3 mo. Euribor + 5.35%), 5.50%, 10/27/47(g)	EUR	100	119,682
HUB International Ltd., 7.00%, 05/01/26(d)	USD	452	447,480

			1,022,253

Interactive Media & Services — 0.2%
Match Group, Inc., 4.13%, 08/01/30(d)		160	143,000
Netflix, Inc.:
4.88%, 04/15/28		213	219,390
5.88%, 11/15/28		36	38,466
3.63%, 06/15/30	EUR	100	107,533
4.88%, 06/15/30(d)	USD	248	251,757
Twitter, Inc., 3.88%, 12/15/27(d)		88	84,645
Uber Technologies, Inc.(d):
7.50%, 11/01/23		137	133,241
8.00%, 11/01/26		27	26,797
7.50%, 09/15/27		55	54,296

			1,059,125

IT Services — 0.3%
Banff Merger Sub, Inc.:
8.38%, 09/01/26	EUR	100	100,959
9.75%, 09/01/26(d)	USD	490	431,200
Camelot Finance SA, 4.50%, 11/01/26(d)		287	278,390
Vericast Corp., 8.38%, 08/15/22(d)		712	549,130
Xerox Corp., 4.80%, 03/01/35		181	146,610

			1,506,289

Leisure Products — 0.0%
Mattel, Inc.:
5.88%, 12/15/27(d)		34	34,945
6.20%, 10/01/40		23	19,033
5.45%, 11/01/41		97	76,630

			130,608

Machinery — 0.2%
Colfax Corp., 6.38%, 02/15/26(d)		226	222,610
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	100	84,151
RBS Global, Inc./Rexnord LLC, 4.88%, 12/15/25(d)	USD	205	191,675
SPX FLOW, Inc., 5.88%, 08/15/26(d)		209	200,640

Security		Par (000)	Value

Machinery (continued)
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(d)	USD	279	$232,965

			932,041

Media — 1.7%
Altice France SA:
7.38%, 05/01/26(d)		391	388,126
5.88%, 02/01/27	EUR	100	111,669
8.13%, 02/01/27(d)	USD	534	556,695
CCO Holdings LLC/CCO Holdings Capital Corp.(d):
5.13%, 05/01/27		490	491,274
5.00%, 02/01/28		34	34,085
5.38%, 06/01/29		144	147,974
4.50%, 08/15/30		581	569,380
4.50%, 05/01/32		554	540,261
Clear Channel Worldwide Holdings, Inc.(d):
9.25%, 02/15/24		398	341,285
5.13%, 08/15/27		626	592,352
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(d)		1,065	879,956
CSC Holdings LLC, 5.25%, 06/01/24		344	344,857
DISH DBS Corp.:
5.88%, 07/15/22		674	656,355
7.75%, 07/01/26		52	53,430
Front Range BidCo, Inc.(d):
4.00%, 03/01/27		203	194,119
6.13%, 03/01/28		350	332,500
Hughes Satellite Systems Corp., 5.25%, 08/01/26		20	19,800
Lamar Media Corp., 4.00%, 02/15/30(d)		90	83,700
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(d)		200	197,000
Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 02/15/25(d)		148	125,800
SES SA(5 year EUR Swap + 5.40%), 5.63%(g)(h)	EUR	100	102,361
Sirius XM Radio, Inc., 5.50%, 07/01/29(d)	USD	124	126,480
Univision Communications, Inc.(d):
5.13%, 05/15/23		22	19,470
5.13%, 02/15/25		107	91,217
Virgin Media Finance PLC, 5.75%, 01/15/25(d)		256	248,320
Virgin Media Secured Finance PLC, 4.88%, 01/15/27	GBP	100	114,584
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	90	99,261
Ziggo Bond Co. BV, 5.13%, 02/28/30(d)	USD	200	196,000
Ziggo BV(d):
5.50%, 01/15/27		169	169,000

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Ziggo BV(d) (continued):
4.88%, 01/15/30	USD	200	$194,787

			8,022,098

Metals & Mining — 0.6%
Arconic Corp., 6.13%, 02/15/28(d)		106	108,385
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(d)		12	10,920
Constellium SE(d):
6.63%, 03/01/25		300	270,000
5.88%, 02/15/26		321	279,270
Freeport-McMoRan, Inc.:
4.25%, 03/01/30		267	232,290
5.45%, 03/15/43		1,331	1,191,245
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(d)		96	89,549
Kaiser Aluminum Corp., 4.63%, 03/01/28(d)		100	88,750
Novelis Corp.(d):
5.88%, 09/30/26		51	50,050
4.75%, 01/30/30		589	524,210
thyssenkrupp AG, 2.88%, 02/22/24	EUR	64	62,115

			2,906,784

Oil, Gas & Consumable Fuels — 1.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(d)	USD	457	267,345
Buckeye Partners LP:
4.13%, 03/01/25(d)		5	4,215
3.95%, 12/01/26		34	27,870
4.50%, 03/01/28(d)		61	50,020
Callon Petroleum Co.:
6.25%, 04/15/23		170	40,375
6.13%, 10/01/24		9	1,598
8.25%, 07/15/25		281	44,960
Series WI, 6.38%, 07/01/26		65	10,888
Cheniere Energy Partners LP:
5.63%, 10/01/26		151	138,920
4.50%, 10/01/29(d)		123	107,010
Series WI, 5.25%, 10/01/25		12	11,040
Chesapeake Energy Corp., 11.50%, 01/01/25(d)		368	62,560
Comstock Resources, Inc.:
7.50%, 05/15/25(d)		221	143,650
9.75%, 08/15/26		2	1,425
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 5.63%, 05/01/27(d)		365	200,644
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(d)		672	349,440
CVR Energy, Inc.(d):
5.25%, 02/15/25		164	127,510

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
CVR Energy, Inc.(d) (continued):
5.75%, 02/15/28	USD	54	$40,365
DCP Midstream Operating LP:
5.38%, 07/15/25		22	15,022
5.13%, 05/15/29		118	74,334
6.45%, 11/03/36(d)		250	119,925
6.75%, 09/15/37(d)		226	122,040
Diamondback Energy, Inc., 3.50%, 12/01/29		52	35,356
eG Global Finance PLC, 6.25%, 10/30/25	EUR	142	124,505
Endeavor Energy Resources LP/EER Finance, Inc.(d):
5.50%, 01/30/26	USD	368	253,997
5.75%, 01/30/28		338	229,840
EnLink Midstream Partners LP:
4.40%, 04/01/24		136	68,639
4.85%, 07/15/26		39	19,176
5.60%, 04/01/44		249	84,037
5.05%, 04/01/45		20	7,294
EQT Corp.:
3.90%, 10/01/27		71	48,969
7.00%, 02/01/30		8	5,960
Extraction Oil & Gas, Inc.(d):
7.38%, 05/15/24		383	67,982
5.63%, 02/01/26		133	21,945
Matador Resources Co., 5.88%, 09/15/26		343	100,499
MEG Energy Corp.(d):
7.00%, 03/31/24		44	20,295
6.50%, 01/15/25		316	199,870
7.13%, 02/01/27		162	80,047
Murphy Oil Corp., 5.75%, 08/15/25		25	13,377
Nabors Industries Ltd., 7.25%, 01/15/26(d)		126	42,840
Nabors Industries, Inc., 4.63%, 09/15/21		47	29,610
Neptune Energy Bondco PLC, 6.63%, 05/15/25(d)		200	112,000
NGPL PipeCo LLC, 7.77%, 12/15/37(d)		186	185,166
NuStar Logistics LP, 6.00%, 06/01/26		124	91,760
Parsley Energy LLC/Parsley Finance Corp., 5.63%, 10/15/27(d)		477	336,285
PDC Energy, Inc.:
6.25%, 12/01/25		29	14,206
6.13%, 09/15/24		184	98,210
5.75%, 05/15/26		9	5,040
QEP Resources, Inc.:
5.38%, 10/01/22		675	317,250
5.25%, 05/01/23		165	61,050
5.63%, 03/01/26		106	38,690
Range Resources Corp.:
5.88%, 07/01/22		69	49,680
5.00%, 08/15/22		165	123,700

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp. (continued):
5.00%, 03/15/23	USD	356	$259,880
SM Energy Co.:
6.13%, 11/15/22		101	42,736
5.00%, 01/15/24		506	166,980
5.63%, 06/01/25		29	7,903
6.75%, 09/15/26		44	13,200
6.63%, 01/15/27		39	11,352
Southwestern Energy Co., 4.10%, 03/15/22		158	118,500
Sunoco LP/Sunoco Finance Corp., :
5.50%, 02/15/26		8	6,922
5.88%, 03/15/28		151	125,330
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 09/15/24(d)		9	4,950
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		75	63,930
5.38%, 02/01/27		17	13,991
5.50%, 03/01/30(d)		255	196,962
Transocean, Inc.:
8.38%, 12/15/21		99	57,426
8.00%, 02/01/27(d)		218	103,550
Viper Energy Partners LP, 5.38%, 11/01/27(d)		88	73,920
WPX Energy, Inc.:
8.25%, 08/01/23		261	191,835
5.75%, 06/01/26		28	15,960
5.25%, 10/15/27		78	42,900
4.50%, 01/15/30		76	41,268

			6,407,926

Paper & Forest Products — 0.0%
International Paper Co., 7.30%, 11/15/39		5	6,386

Pharmaceuticals — 0.5%
Bausch Health Americas, Inc., 8.50%, 01/31/27(d)		173	180,785
Bausch Health Cos., Inc.:
4.50%, 05/15/23	EUR	340	358,831
6.13%, 04/15/25(d)	USD	3	2,955
9.00%, 12/15/25(d)		382	402,704
7.00%, 01/15/28(d)		185	189,884
Catalent Pharma Solutions, Inc.:
5.00%, 07/15/27(d)		134	129,980
2.38%, 03/01/28	EUR	100	100,364
Charles River Laboratories International, Inc., 4.25%, 05/01/28(d)	USD	103	99,282
Elanco Animal Health, Inc., 5.65%, 08/28/28		69	72,750
Endo DAC/Endo Finance LLC/Endo Finco, Inc., 6.00%, 07/15/23(d)		200	144,876

Security		Par (000)	Value

Pharmaceuticals (continued)
MEDNAX, Inc., 5.25%, 12/01/23(d)	USD	122	$99,430
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24	EUR	100	101,742
Par Pharmaceutical, Inc., 7.50%, 04/01/27(d)	USD	17	16,915
Rossini Sarl, 6.75%, 10/30/25	EUR	168	185,272
Synlab Unsecured Bondco PLC, 8.25%, 07/01/23		100	102,570

			2,188,340

Producer Durables: Miscellaneous — 0.1%
Open Text Corp., 3.88%, 02/15/28(d)	USD	287	269,780
Open Text Holdings, Inc., 4.13%, 02/15/30(d)		87	81,802

			351,582

Professional Services — 0.2%
ASGN, Inc., 4.63%, 05/15/28(d)		231	214,576
Dun & Bradstreet Corp., 10.25%, 02/15/27(d)		555	588,300

			802,876

Real Estate Management & Development — 0.0%
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(d)		24	21,722
Unique Pub Finance Co. PLC, Series A4, 5.66%, 06/30/27	GBP	48	67,354

			89,076

Road & Rail — 0.1%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	100	111,393
Herc Holdings, Inc., 5.50%, 07/15/27(d)	USD	274	254,820
United Rentals North America, Inc.:
5.50%, 07/15/25		2	1,960
5.50%, 05/15/27		74	74,685
5.25%, 01/15/30		2	1,999
4.00%, 07/15/30		61	54,595

			499,452

Software — 0.4%
CDK Global, Inc., 5.25%, 05/15/29(d)		105	107,100
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(d)		287	293,541
MSCI, Inc., 4.00%, 11/15/29(d)		58	57,616
PTC, Inc.(d):
3.63%, 02/15/25		88	82,280
4.00%, 02/15/28		80	76,824
RP Crown Parent LLC, 7.38%, 10/15/24(d)		602	573,585

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(d)	USD	730	$715,400

			1,906,346

Specialty Retail — 0.1%
Asbury Automotive Group, Inc.(d):
4.50%, 03/01/28		61	51,850
4.75%, 03/01/30		59	50,150
IAA, Inc., 5.50%, 06/15/27(d)		159	153,833
PetSmart, Inc., 7.13%, 03/15/23(d)		185	172,281

			428,114

Technology Hardware, Storage & Peripherals — 0.1%
NCR Corp.(d):
5.75%, 09/01/27		92	83,720
6.13%, 09/01/29		197	183,978
Western Digital Corp., 4.75%, 02/15/26		306	310,590

			578,288

Thrifts & Mortgage Finance — 0.1%
Nationstar Mortgage Holdings, Inc.(d):
8.13%, 07/15/23		174	170,137
9.13%, 07/15/26		89	80,545
6.00%, 01/15/27		128	108,800

			359,482

Transportation Infrastructure — 0.0%
Ferrovial Netherlands BV(5 year EUR Swap + 2.13%), 2.12%(g)(h)	EUR	100	89,726

Utilities — 0.0%
Vistra Operations Co. LLC, 5.63%, 02/15/27(d)	USD	99	102,094

Wireless Telecommunication Services — 0.4%
Altice France SA, 5.50%, 01/15/28(d)		326	305,234
Radiate Holdco LLC/Radiate Finance, Inc., 6.88%, 02/15/23(d)		95	86,450
SBA Communications Corp., 3.88%, 02/15/27(d)		514	515,285
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/26(d)		894	820,245

			1,727,214

Total Corporate Bonds — 14.0% (Cost — $88,467,618)			68,000,018

Floating Rate Loan Interests(e) — 121.0%

Aerospace & Defense — 2.9%
Arconic Rolled Products Corp., Term Loan B, 1.00%, 02/04/27(a)(j)		802	721,800

Security		Par (000)	Value
Aerospace & Defense (continued)
Bleriot US Bidco, Inc.,(a):
Delayed Draw Term Loan, (3 mo. LIBOR + 3.75%), 7.00%, 10/31/26	USD	150	$131,644
Term Loan B, (3 mo. LIBOR + 4.75%), 6.20%, 10/31/26		957	842,519
Dynasty Acquisition Co., Inc., :
2020 CAD Term Loan B2, (3 mo. LIBOR + 3.50%), 4.95%, 04/06/26		2,975	2,353,864
2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 4.95%, 04/06/26		5,533	4,378,186
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 6.44%, 04/09/26(a)		784	605,266
TransDigm, Inc., :
2020 Term Loan F, (1 mo. LIBOR + 2.25%), 3.24%, 12/09/25		4,492	4,076,133
2020 Term Loan G, (1 mo. LIBOR + 2.25%), 3.24%, 08/22/24		825	764,362

			13,873,774

Air Freight & Logistics — 0.6%
WestJet Airlines Ltd., Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		3,662	2,782,985

Airlines — 0.6%
American Airlines, Inc., :
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 2.69%, 01/29/27		455	368,548
2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 2.70%, 12/14/23		2,103	1,651,048
Repriced TL B due 2023, (1 mo. LIBOR + 2.00%), 2.94%, 04/28/23		1,257	1,015,179

			3,034,775

Auto Components — 2.7%
Dealer Tire, LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 5.24%, 12/12/25		2,728	2,209,812
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 4.44%, 04/30/26(a)		6,438	5,858,484
USI, Inc., :
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 3.99%, 05/16/24		4,427	4,028,719
2019 Incremental Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 12/02/26		252	225,447

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components (continued)
Wand NewCo 3, Inc., 2020 Term Loan, (6 mo. LIBOR + 3.00%), 4.07%, 02/05/26	USD	1,085	$965,487

			13,287,949

Banks — 0.7%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 4.78%, 11/01/24		3,814	3,270,772

Building Materials — 0.6%
Allied Universal Holdco LLC, 2019 Term Loan B, (1 mo. LIBOR + 4.25%), 5.24%, 07/10/26		3,190	3,059,444

Building Products — 1.1%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.93%, 05/05/24(j)		1,840	1,526,118
LSF10 XL Bidco SCA, EUR Term Loan B3, (EURIBOR + 4.00%), 4.00%, 10/12/26	EUR	1,000	816,146
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.71%, 12/19/23(a)	USD	3,781	3,024,582

			5,366,846

Capital Markets — 2.2%
Duff & Phelps Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 02/13/25(a)		4,004	3,923,874
Fortress Investment Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 12/27/22		1,056	1,011,385
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.86%, 04/12/24(a)		1,448	1,260,101
Jefferies Finance LLC, 2019 Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 06/03/26		2,751	2,273,931
Travelport Finance (Luxembourg) Sarl, :
2019 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%), 10.07%, 05/28/27		1,370	433,838
2019 Term Loan, (3 mo. LIBOR + 5.00%), 6.07%, 05/29/26		3,031	1,941,547

			10,844,676

Chemicals — 3.8%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.45%, 01/31/24(a)		3,055	2,780,422

Security		Par (000)	Value

Chemicals (continued)
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.70%, 08/27/26(a)	USD	2,981	$2,504,074
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 3.20%, 06/01/24(a)		387	362,200
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/16/24		2,587	2,186,146
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 05/16/24		714	617,899
Chemours Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 04/03/25(a)		749	681,594
Element Materials Technology Group US Holdings, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.95%, 06/28/24(j)		1,360	1,151,707
Encapsys LLC, 2020 Term Loan B2, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 11/07/24(a)		1,279	997,889
Invictus US LLC, :
1st Lien Term Loan, (6 mo. LIBOR + 3.00%), 4.78%, 03/28/25		1,206	932,368
2nd Lien Term Loan, (6 mo. LIBOR + 6.75%), 8.53%, 03/30/26(a)		390	273,000
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 3.95%, 03/01/26		3,320	2,934,585
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 05/15/24		923	741,789
Oxea Holding Drei GmbH, 2017 Term Loan B2, (1 mo. LIBOR + 3.50%), 4.94%, 10/14/24		2,425	1,976,119
Tata Chemicals North America, Inc., Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.38%, 08/07/20		526	475,758

			18,615,550

Commercial Services & Supplies — 4.6%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 3.00%, 11/10/23		1,832	1,806,410
Aramark Services, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.74%, 01/15/27(a)		714	660,450
Asurion LLC, :
2017 2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 7.49%, 08/04/25		2,164	1,971,945

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Asurion LLC (continued):
2018 Term Loan B6, (1 mo. LIBOR + 3.00%), 3.99%, 11/03/23	USD	1,629	$1,547,478
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.99%, 11/03/24(a)		933	881,502
Creative Artists Agency LLC, 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 11/27/26		3,643	3,151,196
Diamond (BC) BV, Term Loan, (3 mo. LIBOR + 3.00%), 4.78%, 09/06/24		1,597	1,182,125
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.20%, 05/09/25(a)		480	413,181
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 3.99%, 05/30/25		538	519,306
Harland Clarke Holdings Corp., Term Loan B7, (3 mo. LIBOR + 4.75%, 1.00% Floor), 6.46%, 11/03/23		532	320,536
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 3.19%, 09/19/26(a)		725	666,723
Prime Security Services Borrower LLC, 2019 Term Loan B1, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.61%, 09/23/26		1,677	1,497,151
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 5.49%, 08/27/25(a)		5,521	5,189,283
West Corp., :
2017 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.45%, 10/10/24		2,136	1,593,026
2018 Term Loan B1, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.95%, 10/10/24		1,415	1,037,515

			22,437,827

Communications Equipment — 0.2%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 11/21/24		1,120	1,053,102

Construction & Engineering — 1.1%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.06%, 06/21/24		3,531	2,806,831
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 4.56%, 04/12/25		527	445,277
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 05/23/25		2,290	1,929,561

Security		Par (000)	Value

Construction & Engineering (continued)
USIC Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/08/23	USD	381	$320,052

			5,501,721

Construction Materials — 2.6%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.99%, 01/15/27(a)		2,721	2,557,979
Core & Main LP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.33%, 08/01/24		4,842	4,248,979
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 03/29/25		3,560	3,075,127
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23(j)		1,857	1,529,040
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.99%, 08/13/25		685	590,474
Tamko Building Products, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 06/01/26(a)		834	775,803

			12,777,402

Containers & Packaging — 2.4%
Berry Global, Inc., :
2019 Term Loan Y, (1 mo. LIBOR + 2.00%), 2.86%, 07/01/26		1,804	1,705,068
Term Loan W, (3 mo. LIBOR + 2.00%), 2.86%, 10/01/22		5,590	5,321,792
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.08%, 04/03/24		2,271	1,841,115
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.91%, 12/29/23(a)		2,040	1,846,483
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.99%, 07/31/26(a)		957	827,461

			11,541,919

Distributors — 0.4%
TriMark USA LLC, 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.50%), 4.58%, 08/28/24		3,295	2,051,379

Diversified Consumer Services — 3.9%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 02/01/27		642	590,640

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services (continued)
APX Group, Inc., 2020 Term Loan, (2 mo. LIBOR + 5.00%), 6.70%, 12/31/25	USD	450	$367,913
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 07/12/24		1,204	1,067,332
BidFair MergerRight, Inc., Term Loan B, (1 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 01/15/27		3,096	2,378,909
Bright Horizons Family Solutions, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 11/07/23		1,781	1,687,050
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.74%, 07/12/25		3,371	2,747,704
Nomad Foods Europe Midco Ltd., 2017 Term Loan B4, (1 mo. LIBOR + 2.25%), 2.95%, 05/15/24		1,132	1,019,195
Serta Simmons Bedding LLC, :
1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 11/08/23		1,111	435,921
2nd Lien Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 11/08/24		115	25,322
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.09%, 11/14/22		3,915	3,474,221
TruGreen LP, 2019 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.74%, 03/19/26		2,636	2,385,757
Uber Technologies, Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 07/13/23		3,092	2,869,281

			19,049,245

Diversified Financial Services — 4.6%
Advisor Group, Inc., 2019 Term Loan, (1 mo. LIBOR + 5.00%), 5.99%, 07/31/26		3,216	2,313,008
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 04/04/24		5,041	4,801,516
Allsup’s Convenience Stores, Inc., Term Loan, (1 mo. LIBOR + 6.25%), 7.18%, 11/18/24		1,225	998,581
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1.00%, 03/05/27(a)(j)		2,961	2,487,659
EG Finco Ltd., 2018 Term Loan, (6 mo. LIBOR + 4.00%), 5.07%, 02/07/25		1,342	973,088

Security		Par (000)	Value

Diversified Financial Services (continued)
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24	USD	1,352	$914,365
Knowlton Development Corp., Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 12/22/25(j)		2,500	2,116,927
LTI Holdings, Inc., 2018 Add On 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 09/06/25		624	456,738
SMG US Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 3.43%, 01/23/25		1,748	1,472,342
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 5.70%, 07/30/25(a)		1,458	1,209,884
Starwood Property Trust, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.50%), 3.49%, 07/27/26(a)		694	603,358
VS Buyer LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 4.86%, 02/28/27(a)		2,471	2,359,805
Ziggo Financing Partnership, USD Term Loan I, (1 mo. LIBOR + 2.50%), 3.20%, 04/30/28(a)		1,876	1,763,440

			22,470,711

Diversified Telecommunication Services — 3.8%
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 05/16/24		1,661	1,434,149
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 03/01/27		1,676	1,559,015
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 11/15/24		1,795	1,570,940
Virgin Media Investment Holdings Ltd., Term Loan L, (LIBOR - GBP + 3.25%), 3.50%, 01/15/27	GBP	1,400	1,558,525

11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., USD Term Loan, 1.00%, 03/09/27(a)(j)	USD	13,389	$12,462,603

			18,585,232

Electric Utilities — 0.0%
Vistra Energy Corp., 1st Lien Term Loan B3, (1 mo. LIBOR + 1.75%), 2.55%, 12/31/25		2	3,589

Electrical Equipment — 0.8%
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/01/24		4,237	3,652,293

Energy Equipment & Services — 0.5%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/12/25(a)		1,838	1,580,345
Pioneer Energy Services Corp., Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 9.35%, 11/08/22(a)		770	723,800

			2,304,145

Equity Real Estate Investment Trusts (REITs) — 1.9%
Claros Mortgage Trust, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 4.26%, 08/09/26(a)		1,844	1,423,243
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 3.74%, 08/21/25		3,500	3,053,987
Iron Mountain, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 01/02/26		1,127	1,059,780
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 1.75%), 2.67%, 12/20/24		4,219	3,866,026

			9,403,036

Food & Staples Retailing — 1.6%
BCPE Empire Holdings, Inc., :
2019 Delayed Draw Term Loan, (1 mo. LIBOR + 4.00%), 4.99%, 06/11/26		191	167,816
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 06/11/26		1,213	1,067,871
Hearthside Food Solutions LLC, :
2018 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.99%, 05/23/25		1,943	1,643,783
2018 Term Loan B, (1 mo. LIBOR + 3.68%), 4.68%, 05/23/25		1,412	1,172,185
US Foods, Inc., :
2016 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 06/27/23		3,033	2,795,607

Security		Par (000)	Value

Food & Staples Retailing (continued)
US Foods, Inc. (continued):
2019 Term Loan B, (6 mo. LIBOR + 2.00%), 3.07%, 09/13/26	USD	1,070	$971,375

			7,818,637

Food Products — 3.4%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.30%, 10/01/25		446	405,487
B&G Foods, Inc., 2019 Term Loan B4, 1.00%, 10/10/26(j)		203	188,148
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/10/23		4,099	3,637,581
Froneri International Ltd.,(a):
2020 USD 2nd Lien Term Loan, (6 mo. LIBOR + 5.75%), 6.74%, 01/31/28		259	233,100
2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 3.24%, 01/29/27		5,513	5,223,568
Hostess Brands LLC, 2019 Term Loan, (3 mo. LIBOR + 2.25%), 4.01%, 08/03/25		198	183,150
JBS USA LUX SA, 2019 Term Loan B, (6 mo. LIBOR + 2.00%), 3.07%, 05/01/26		602	560,526
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 02/05/23(a)		6,260	5,899,918

			16,331,478

Health Care Equipment & Supplies — 2.1%
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.45%, 06/15/21		5,284	4,529,635
Ortho-Clinical Diagnostics SA, :
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.77%, 06/30/25		5,642	4,774,813
EUR Term Loan B, (EURIBOR + 3.50%), 3.50%, 06/30/25	EUR	1,000	887,834

			10,192,282

Health Care Providers & Services — 3.4%
AHP Health Partners, Inc., 2018 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 06/30/25	USD	830	729,255
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.07%, 06/07/23		2,195	1,938,929
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.87%, 01/08/27(a)		1,120	1,052,800

12

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
DentalCorp Perfect Smile ULC, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 06/06/25	USD	521	$402,149
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.74%, 10/10/25		2,587	1,306,484
EyeCare Partners LLC, 2020 Term Loan, (3 mo. LIBOR + 3.75%), 4.82%, 02/05/27		1,611	1,288,526
EyeCare Partners, LLC, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%), 9.14%, 02/04/28(a)		1,460	1,241,000
Gentiva Health Services, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 4.25%, 07/02/25(a)		2,705	2,529,374
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 4.50%), 5.49%, 08/06/26		2,666	2,186,380
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.20%, 06/07/23		1,370	1,207,016
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 10/20/22		2,020	1,681,511
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/06/24		1,097	685,708

			16,249,132

Health Care Services — 0.9%
Emerald TopCo., Inc., Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 07/24/26(a)		2,430	2,211,399
WP CityMD Bidco LLC, 2019 Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.95%, 08/13/26		2,262	2,005,602

			4,217,001

Health Care Technology — 1.7%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 5.28%, 02/11/26(a)		4,249	3,951,127
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24(a)		3,444	3,237,603
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 10/10/25		1,063	987,185

Security		Par (000)	Value

Health Care Technology (continued)
Quintiles IMS, Inc., 2017 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 03/07/24	USD	279	$255,817

			8,431,732

Hotels, Restaurants & Leisure — 5.3%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.74%, 11/19/26		3,290	3,026,744
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (3 mo. LIBOR + 3.75%), 5.02%, 02/02/26(a)		500	349,675
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 3.58%, 10/19/24		1,085	968,517
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 2.93%, 09/15/23		1,373	1,181,597
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 3.74%, 12/23/24		4,031	3,240,941
CCM Merger, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 08/08/21		595	526,324
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.99%, 11/30/23		1,744	1,745,526
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.70%, 10/04/23		1,411	1,093,236
IRB Holding Corp, 2020 Term Loan B, (1 Week LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/05/25		2,590	1,989,370
KFC Holding Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.36%, 04/03/25		878	827,956
Penn National Gaming, Inc., 2018 1st Lien Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 10/15/25		641	479,518
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24		917	621,958
Playtika Holding Corp., Term Loan B, (6 mo. LIBOR + 6.00%, 1.00% Floor), 7.07%, 12/10/24		1,706	1,584,035
Sabre GLBL, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 02/22/24		1,193	993,197
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 4.37%, 08/14/24		1,257	1,009,980
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 4.95%, 07/10/25		1,975	1,877,846

13

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 02/08/27	USD	2,001	$1,695,732
Whatabrands LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 3.77%, 08/02/26		2,778	2,278,792

			25,490,944

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 01/15/25		493	460,085
Calpine Corp., :
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.99%, 08/12/26(a)		1,070	1,005,337
Term Loan B9, (1 mo. LIBOR + 2.25%), 3.24%, 04/05/26		1,937	1,835,649

			3,301,071

Industrial Conglomerates — 1.7%
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.74%, 11/28/21		1,824	1,454,322
Vertiv Group Corp., Term Loan B, 1.00%, 03/02/27(a)(j)		8,016	6,893,760

			8,348,082

Insurance — 4.0%
Alliant Holdings I, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.99%, 05/09/25		3,405	3,084,966
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.86%, 05/09/25		1,199	1,088,124
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 01/25/24		3,268	3,010,383
AssuredPartners, Inc., 2020 Term Loan B, (1 mo. LIBOR + 3.50%), 4.49%, 02/12/27		3,113	2,700,560
Hub International Ltd., :
2018 Term Loan B, (2 mo. LIBOR + 2.75%), 4.55%, 04/25/25		2,297	2,133,740
2019 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.69%, 04/25/25		1,431	1,341,206
Sedgwick Claims Management Services, Inc., :
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 4.99%, 09/03/26		2,093	1,876,187

Security		Par (000)	Value

Insurance (continued)

Sedgwick Claims Management Services, Inc. (continued):
Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 12/31/25	USD	4,517	$3,971,070

			19,206,236

Interactive Media & Services — 1.2%
Ancestry.com Operations Inc., 2019 Extended Term Loan B, (1 mo. LIBOR + 4.25%), 5.24%, 08/27/26		923	728,914
Ancestry.com Operations, Inc., Non-Extended Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/19/23(a)		3,778	3,248,957
Rackspace Hosting, Inc., 2017 Incremental 1st Lien Term Loan, (2 mo. LIBOR + 3.00%, 1.00% Floor), 4.76%, 11/03/23		613	529,856
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 05/06/24		1,352	1,182,646

			5,690,373

IT Services — 4.1%
Altran Technologies SA, 1st Lien Term Loan, (1 mo. LIBOR + 2.50%), 3.27%, 03/20/25		617	564,815
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 10/31/26(a)(j)		3,564	3,350,223
Epicor Software Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 06/01/22		2,995	2,725,873
Evertec Group LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 4.49%, 11/27/24		1,026	868,358
Flexential Intermediate Corp., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.71%, 08/01/25		1,121	424,108
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 12/01/23(a)		2,519	2,342,689
Presidio, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%), 5.28%, 01/22/27(a)		789	734,161
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 4.49%, 01/29/27(a)		4,510	3,900,710
Trans Union LLC, 2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 2.74%, 11/16/26		3,355	3,202,529

14

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
WEX, Inc., Term Loan B3, (1 mo. LIBOR + 2.25%), 3.24%, 05/15/26	USD	2,234	$1,925,506

			20,038,972

Leisure Products — 0.1%
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.95%, 06/19/24(a)		788	598,671

Life Sciences Tools & Services — 2.1%
Albany Molecular Research, Inc., :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 08/30/24		533	459,657
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/30/25		75	52,500
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (3 mo. LIBOR + 4.50%, 1.00% Floor), 5.95%, 02/04/27		2,482	2,159,340
Sotera Health Holdings LLC, 2019 Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 12/11/26		8,785	7,607,577

			10,279,074

Machinery — 1.8%
Clark Equipment Co., 2019 Term Loan B, (3 mo. LIBOR + 1.75%), 3.20%, 05/18/24		544	485,246
Ingersoll-Rand Global Holding Co. Ltd., 2020 USD Spinco Term Loan, 1.00%, 03/01/27(j)		2,652	2,479,620
Terex Corp., 2019 Term Loan B1, (1 mo. LIBOR + 2.75%), 3.74%, 01/31/24(a)		385	350,450
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.45%, 03/28/25		6,500	5,297,223

			8,612,539

Media — 10.0%
Altice Financing SA, :
2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.67%, 01/31/26		1,353	1,227,898
2017 Term Loan B, (2 mo. LIBOR + 2.75%), 4.41%, 07/15/25		254	230,124
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 4.70%, 08/14/26		2,028	1,921,238
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 2.74%, 04/30/25		3,617	3,461,756

Security		Par (000)	Value

Media (continued)
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 4.49%, 08/21/26(a)	USD	6,569	$5,517,639
Connect Finco Sarl, Term Loan B, 5.49%, 12/11/26		11,485	8,986,902
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 3.11%, 04/15/27		1,585	1,510,968
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 4.18%, 08/24/26(a)		1,107	852,170
Gray Television, Inc., 2018 Term Loan C, (1 mo. LIBOR + 2.50%), 4.02%, 01/02/26		1,461	1,353,243
Intelsat Jackson Holdings SA, 2017 Term Loan B3, (6 mo. LIBOR + 3.75%, 1.00% Floor), 5.68%, 11/27/23		455	414,619
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		4,885	3,191,248
Liberty Latin America Ltd., Term Loan B, (3 mo. LIBOR + 5.00%), 5.70%, 10/15/26		1,488	1,363,380
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 03/24/25		1,574	1,408,833
MH Sub I LLC, 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.75%), 4.82%, 09/13/24		1,989	1,672,784
Midcontinent Communications, 2019 Term Loan B, (3 mo. LIBOR + 1.75%), 3.20%, 08/15/26		844	780,793
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.75%), 4.33%, 09/18/26		1,720	1,593,994
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 3.49%, 05/29/26		1,520	1,231,341
PSAV Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.83%, 03/03/25		4,440	2,775,291
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.99%, 02/01/24		2,276	2,086,369
Terrier Media Buyer, Inc., Term Loan B, (3 mo. LIBOR + 4.25%), 5.70%, 12/17/26(a)		938	827,484
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(a)		4,338	3,644,026

15

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 05/18/25	USD	3,181	$2,492,891

			48,544,991

Metals & Mining — 0.8%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 6.11%, 07/31/25		2,066	1,549,397
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.07%, 03/08/24		3,283	2,382,265

			3,931,662

Multiline Retail — 0.2%
Eyemart Express LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 08/04/24(a)		912	838,695
Neiman Marcus Group Ltd. LLC, Cash Pay Extended Term Loan, (1 mo. LIBOR + 6.00%), 7.50%, 10/25/23		392	154,270

			992,965

Oil & Gas Equipment & Services — 0.4%
McDermott Technology Americas, Inc., :
2018 1st Lien Term Loan, (PRIME + 4.00%), 7.25%, 05/09/25		1,961	555,513
2020 DIP New Money Term Loan, 10.81%, 10/21/20(j)		775	699,919
2020 SP DIP Roll Up Term Loan, (3 mo. LIBOR + 9.00%), 10.65%, 10/22/20(j)		897	810,294

			2,065,726

Oil, Gas & Consumable Fuels — 0.6%
California Resources Corp., Second Out Term Loan, (3 mo. LIBOR + 10.37%, 1.00% Floor), 11.99%, 12/31/21		2,002	94,372
Chesapeake Energy Corp., 2019 Last Out Term Loan, (1 mo. LIBOR + 8.00%, 1.00% Floor), 9.00%, 06/24/24		588	226,380
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.49%, 09/27/24		625	407,474
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 4.74%, 12/13/25		1,760	1,408,385

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
EG Group Ltd., 2018 Term Loan B, (6 mo. LIBOR + 4.00%), 5.45%, 02/07/25	USD	725	$525,770

			2,662,381

Personal Products — 0.5%
Sunshine Luxembourg VII Sarl, USD 1st Lien Term Loan, (6 mo. LIBOR + 4.25%, 1.00% Floor), 5.32%, 10/01/26(j)		2,793	2,497,259

Pharmaceuticals — 3.6%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 28 - 4.50%, 05/04/25		2,299	1,954,106
Catalent Pharma Solutions, Inc., Term Loan B2, (1 mo. LIBOR + 2.25%, 1.00% Floor), 3.25%, 05/18/26(a)		2,347	2,264,678
Elanco Animal Health Inc., Term Loan B, 1.00%, 02/04/27(j)		479	452,761
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.68%, 11/15/27		1,899	1,790,168
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 08/18/22		3,809	3,625,178
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.61%, 06/02/25(j)		7,744	7,327,398

			17,414,289

Professional Services — 1.7%
Cast and Crew Payroll LLC, :
2019 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.74%, 02/09/26		2,120	1,653,987
2020 Incremental Term Loan, 1.00%, 02/09/26(a)(j)		339	261,030
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 4.00%), 4.96%, 02/06/26		4,557	4,084,211
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 6.95%, 08/04/25(a)		1,429	1,028,643
STG-Fairway Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.50%), 4.57%, 01/31/27		1,454	1,221,360

			8,249,231

Real Estate Management & Development — 1.4%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 3.24%, 04/18/24		3,978	3,453,167

16

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
ESH Hospitality, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 09/18/26	USD	891	$786,710
Forest City Enterprises LP, 2019 Term Loan B, (1 mo. LIBOR + 3.50%), 4.49%, 12/08/25(a)		2,493	2,119,422
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 3.83%, 02/08/25		194	163,448

			6,522,747

Road & Rail — 1.1%
Lineage Logistics Holdings LLC, 2018 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 02/27/25		3,790	3,514,018
Moda Ingleside Energy Center LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 09/29/25		876	650,914
Road Infrastructure Investment LLC, 2016 1st Lien Term Loan, (PRIME + 2.50%), 4.50%, 06/13/23(a)		1,553	1,121,264

			5,286,196

Semiconductors & Semiconductor Equipment — 0.2%
Microchip Technology, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 05/29/25(a)		28	26,655
ON Semiconductor Corp., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 09/19/26		734	686,320

			712,975

Software — 18.9%
Applied Systems, Inc., :
2017 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.70%, 09/19/24		3,598	3,304,409
2017 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.45%, 09/19/25		764	688,915
BMC Software Finance, Inc., 2017 Term Loan, (1 mo. LIBOR + 4.25%), 5.24%, 10/02/25		2,100	1,732,945
Castle US Holding Corp., USD Term Loan B, (1 mo. LIBOR + 3.75%), 5.20%, 01/29/27		3,175	2,518,188
Cerence, Inc., Term Loan B, (1 mo. LIBOR + 6.00%, 1.00% Floor), 7.52%, 10/01/24		982	879,513
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 04/29/24		1,356	1,230,357

Security		Par (000)	Value

Software (continued)
Digicel International Finance Ltd., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 4.87%, 05/28/24	USD	340	$262,793
DTI Holdco, Inc., 2018 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 6.53%, 09/30/23		1,086	763,239
Ellie Mae, Inc., Term Loan, (3 mo. LIBOR + 3.75%), 5.20%, 04/17/26		3,212	2,798,698
Financial & Risk US Holdings, Inc., :
2018 EUR Term Loan, (EURIBOR + 3.25%), 3.25%, 10/01/25	EUR	958	1,000,622
2018 USD Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 10/01/25	USD	6,539	6,250,226
Infor (US), Inc., Term Loan B6, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 02/01/22		8,464	8,112,794
Informatica LLC, :
2020 USD 2nd Lien Term Loan, 7.13%, 02/25/25(a)		1,502	1,321,760
2020 USD Term Loan B, (1 mo. LIBOR + 3.25%), 4.24%, 02/25/27(j)		7,882	6,791,744
Kronos, Inc., :
2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.76%, 11/01/23		6,243	5,651,929
2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 1.00% Floor), 10.01%, 11/01/24		2,510	2,299,160
McAfee LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 4.69%, 09/30/24		3,496	3,254,666
Mitchell International, Inc., :
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 11/29/24		3,102	2,564,735
2017 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 8.24%, 12/01/25		887	665,000
Renaissance Holding Corp., 2018 Add On Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 05/30/25		594	490,884
RP Crown Parent LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 3.75%, 10/12/23(a)		2,642	2,509,746
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.74%, 08/01/25 (j)		3,296	2,818,466
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 3.74%, 02/05/24		4,231	3,920,680
Solera LLC, Term Loan B, (3 mo. LIBOR + 2.75%), 4.36%, 03/03/23		2,748	2,562,473

17

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.70%, 09/30/22	USD	4,694	$4,447,730
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.74%, 04/16/25		423	394,530
SS&C Technologies, Inc., :
2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 2.74%, 04/16/25		593	553,268
2018 Term Loan B5, (1 mo. LIBOR + 1.75%), 2.74%, 04/16/25 (j)		3,136	2,926,476
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 2.75%), 3.74%, 05/01/24		5,270	4,689,987
Tibco Software Inc.,(a):
2020 2nd Lien Term Loan, 1.00%, 03/03/28 (j)		3,417	3,177,810
2020 Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 06/30/26		5,170	4,859,833
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 4.74%, 05/04/26		3,280	3,044,477
Vertafore, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 4.24%, 07/02/25		3,782	3,245,266

			91,733,319

Specialty Retail — 2.2%
Belron Finance US LLC,(a):
2019 USD Term Loan B, (3 mo. LIBOR + 2.50%), 4.27%, 10/30/26		1,160	1,090,487
Term Loan B, (3 mo. LIBOR + 2.25%), 3.99%, 11/07/24		1,454	1,366,441
Term Loan B, (3 mo. LIBOR + 2.25%), 3.96%, 11/13/25		2,023	1,901,984
MED ParentCo LP, :
1st Lien Delayed Draw Term Loan, 5.24%, 08/31/26		265	219,221
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 5.24%, 08/31/26		1,511	1,249,447
Midas Intermediate Holdco II LLC, Incremental Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.02%, 08/18/21		1,413	1,097,020
PetSmart, Inc., Term Loan B2, (6 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 03/11/22		2,669	2,552,380

Security		Par (000)	Value

Specialty Retail (continued)
Research Now Group, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 5.50%, 1.00% Floor), 7.26%, 12/20/24(a)	USD	1,153	$1,015,036

			10,492,016

Technology Hardware, Storage & Peripherals — 0.7%
Electronics for Imaging, Inc., Term Loan, (3 mo. LIBOR + 5.00%), 6.45%, 07/23/26(j)		1,624	1,321,062
Western Digital Corp., 2018 Term Loan B4, (3 mo. LIBOR + 1.75%), 3.35%, 04/29/23(a)		2,317	2,223,935

			3,544,997

Thrifts & Mortgage Finance — 0.5%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.45%, 05/23/25		2,895	2,285,367

Trading Companies & Distributors — 0.7%
HD Supply, Inc., Term Loan B5, (1 mo. LIBOR + 1.75%), 2.74%, 10/17/23		3,777	3,502,706

Utilities — 0.5%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.62%, 11/28/24		2,543	2,275,980

Wireless Telecommunication Services — 0.9%
Geo Group, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 2.99%, 03/22/24		773	629,984
Ligado Networks LLC, PIK Exit Term Loan (9.75% PIK), 0.00%, 12/07/20(a)		560	335,984
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.74%, 04/11/25		3,396	3,202,156

			4,168,124

Total Floating Rate Loan Interests — 121.0% (Cost — $673,973,029)			586,657,527

		Shares

Investment Companies — 0.0%

Equity Fund — 0.0%
SPDR S&P Oil & Gas Exploration & Production ETF		4,875	160,387

Total Investment Companies — 0.0% (Cost — $441,371)			160,387

18

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU) (Percentages shown are based on Net Assets)

Security		Beneficial Interest (000)	Value

Other Interests(k) — 0.0%

IT Services — 0.0%
Millennium Corp.(a)(b)	USD	1,156	$—
Millennium Lender Claims(a)(b)		1,084	—

Total Other Interests — 0.0% (Cost — $—)			—

Preferred Securities
		Par (000)

Capital Trusts — 1.4%

Banks — 0.3%
Banco de Sabadell SA, 6.50%(g)(h)	EUR	200	160,185
Banco Santander SA, 4.38%(g)(h)		200	164,395
Bankia SA, 6.38%(g)(h)		200	172,016
CaixaBank SA, 6.75%(g)(h)		200	179,221
ING Groep NV, 6.75%(g)(h)	USD	200	171,500
Wells Fargo & Co., Series U, 5.88%(g)(h)		775	786,625

			1,633,942

Building Materials — 0.0%
Holcim Finance Luxembourg SA, 3.00%(g)(h)	EUR	100	95,036

Diversified Financial Services — 0.9%
Bank of America Corp.,(g)(h):
Series AA, 6.10%	USD	657	663,570
Series DD, 6.30%		55	57,750
Series X, 6.25%		350	355,250
Series Z, 6.50%		232	244,760
BNP Paribas SA, 4.50%(d)(g)(h)		200	154,000
HBOS Capital Funding LP, 6.85%(h)		200	188,300
HSBC Holdings PLC, 6.00%(g)(h)		600	568,500
JPMorgan Chase & Co.,(g)(h):
Series 1, 5.24%		52	46,423
Series FF, 5.00%		865	812,443
Series HH, 4.60%		374	327,325
Series V, 4.75%		780	677,040
Royal Bank of Scotland Group PLC, 8.63%(g)(h)		246	239,850

			4,335,211

Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV, 2.00%(g)(h)	EUR	100	102,454

Security		Shares	Value

Diversified Telecommunication Services (continued)
Telefonica Europe BV(g)(h):
3.88%	EUR	100	$103,384
4.38%		100	107,223

			313,061

Electric Utilities — 0.0%
Naturgy Finance BV, 3.38%(g)(h)		100	105,910
RWE AG, 2.75%,(g)		10	10,761

			116,671

Insurance — 0.1%
Achmea BV, 4.63%(g)(h)		200	181,356

Utilities — 0.0%
Electricite de France SA, 4.00%(g)(h)		100	107,143

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 3.10%,(e)		100	106,016

Total Capital Trusts — 1.4% (Cost — $7,664,169)			6,888,436

Preferred Stock — 0.1%

Capital Markets — 0.1%
Goldman Sachs Group, Inc., Series J, 5.50%(g)(h)	USD	13,550	329,265

Total Preferred Stocks — 0.1% (Cost — $338,750)			329,265

Total Preferred Securities — 1.5% (Cost — 8,002,919)			7,217,701

Warrants — 0.0%

Metals & Mining — 0.0%
AFGlobal Corp. (Expires 12/20/20)(a)		5,283	—

Transportation Infrastructure — 0.0%
Turbo Cayman Ltd. (Strike Price $0.01)(a)		1	—

Total Warrants — 0.0% (Cost — $0)			—

Total Long-Term Investments — 136.8% (Cost — $784,882,516)			663,623,304

Total Investments — 136.8% (Cost — $784,882,516)			663,623,304

Liabilities in Excess of Other Assets — (36.8)%			(178,582,834)

Net Assets — 100.0%			$485,040,470

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default.

19

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU)

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is the rate in effect as of period end.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security with no stated maturity date.
(i)	When-issued security.
(j)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	—	60,597,109	(60,597,109)	—	$—	$7,471	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

Portfolio Abbreviations

DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EURO	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium-Term Note
OTC	Over-the-Counter
PIK	Payment-In-Kind
PRIME	U.S. Prime Rate
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipts

20

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU)

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	1,307,000	USD	1,620,732	JPMorgan Chase Bank N.A.	04/03/20	$2,713
USD	1,694,697	GBP	1,314,000	Natwest Markets PLC	04/03/20	62,557
USD	9,060,506	EUR	8,201,000	UBS AG	05/05/20	4,124

						69,394

EUR	8,201,000	USD	9,048,163	UBS AG	04/03/20	(3,027)
USD	9,206,621	EUR	8,372,000	UBS AG	04/03/20	(27,115)
USD	1,621,948	GBP	1,307,000	JPMorgan Chase Bank N.A.	05/05/20	(2,640)

						(32,782)

	Net Unrealized Appreciation					$36,612

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx XO, Series 32, Version 1	5.00%	Quarterly	12/20/24	B+	EUR	160	$(3,326)	$9,701	$(13,027)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Altice Finco SA	5.00	Quarterly	BNP Paribas S.A.	12/20/24	EUR	30	$(267)	$(3,797)	$3,530

21

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	10	$(1,769)	$(683)	$(1,086)
Casino Guichard Perrachon SA	1.00	Quarterly	Bank of America N.A.	06/20/23	B	EUR	9	(1,636)	(972)	(664)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	5	(963)	(490)	(473)
Casino Guichard Perrachon SA	1.00	Quarterly	Citibank N.A.	06/20/23	B	EUR	9	(1,603)	(871)	(732)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	9	(1,605)	(872)	(733)
Casino Guichard Perrachon SA	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	B	EUR	4	(642)	(327)	(315)
Casino Guichard Perrachon SA	1.00	Quarterly	Barclays Bank PLC	06/20/23	B	EUR	6	(1,025)	(500)	(525)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/23	B+	USD	170	(10,829)	(9,910)	(919)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	CCC-	USD	168	(146,999)	244	(147,243)
Chesapeake Energy Corp.	5.00	Quarterly	Barclays Bank PLC	12/20/23	CCC-	USD	478	(418,247)	3,500	(421,747)
Tesco PLC	1.00	Quarterly	Citibank N.A.	12/20/23	B+	EUR	50	467	(563)	1,030
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B	EUR	10	(2,797)	(127)	(2,670)
Garfunkelux Holdco 2 SA	5.00	Quarterly	Credit Suisse International	12/20/24	B	EUR	20	(5,594)	—	(5,594)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	06/20/25	B+	USD	185	(20,121)	(26,257)	6,136

Total								$(613,363)	$(37,828)	$(575,535)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

22

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU)

Fair Value Hierarchy as of Period Ends

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$9,691	$84,542	$69,061	$163,294
Asset-Backed Securities(a)	—	425,602	998,775	1,424,377
Corporate Bonds(a)	—	68,000,016	2	68,000,018
Floating Rate Loan Interests(a)	—	437,597,832	149,059,695	586,657,527
Investment Companies	160,387	—	—	160,387
Preferred Securities(a)	329,265	6,888,436	—	7,217,701
Unfunded floating rate loan interests(b)	—	(99,509)	—	(99,509)

	$499,343	$512,896,919	$150,127,533	$663,523,795

Derivative Financial Instruments(c)
Assets:
Credit contracts	$—	$10,696	$—	$10,696
Foreign currency exchange contracts	—	69,394	—	69,394
Liabilities:
Credit contracts	—	(595,728)	—	(595,728)
Foreign currency exchange contracts	—	(32,782)	—	(32,782)

	$—	$(548,420)	$—	$(548,420)

(a)	See above Schedule of Investments for values in each industry.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

23

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Debt Strategies Fund, Inc. (DSU)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $172,000,000 is categorized as Level 2 within the disclosure hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening balance, as of December 31, 2019	$763,992	$—	$2	$30,343,623	$31,107,617
Transfers into Level 3(a)	—	—	—	105,424,389	105,424,389
Transfers out of Level 3(b)	—	—	—	(9,662,305)	(9,662,305)
Accrued discounts/premiums	—	—	—	45,739	45,739
Net realized gain (loss)	2,512	—	—	(2,295,395)	(2,292,883)
Net change in unrealized appreciation (depreciation)(c)	(694,931)	(1,225)	—	(16,811,654)	(17,507,810)
Purchases	—	1,000,000	—	67,233,879	68,233,879
Sales	(2,512)	—	—	(25,218,581)	(25,221,093)

Closing balance, as of March 31, 2020	$69,061	$998,775	$2	$149,059,695	$150,127,533

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020(c)	$(694,931)	$(1,225)	$—	$(16,769,697)	$(17,465,853)

(a)

As of December 31, 2019, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2020, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(b)

As of December 31, 2019, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2020, the Fund used observable inputs in determining the value of the same investments. As a result, investments at the beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(c)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

24